Shareholder Report, Holdings (Details) - C000241458 [Member]	Mar. 31, 2026
iShares 0-3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
United States Treasury Note/Bond, 0.63%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
United States Treasury Note/Bond, 3.75%, 06/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
United States Treasury Note/Bond, 3.38%, 11/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%